Subsequent Events	6 Months Ended
Feb. 29, 2016
Subsequent Events:
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On March 31, 2016 the Company acquired 100% of the membership interests of Golden Eagle Roofing LLC.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.